Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Investments Accounted for Using the Equity Method
	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Investments in associates	$9,131,814	$11,805,505	$394,701
Investments in joint ventures	180,494	279,702	9,351

	$9,312,308	$12,085,207	$404,052

Summary of Investments in Associates Accounted for using the Equity Method
a.	Investments in associates

1)	Investments in associates accounted for using the equity method that was not individually material consisted of the following:

consisted of the following:

			Carrying Amount as of December 31
			2018	2019
		Operating	NT$	NT$	US$ (Note 4)
Name of Associate	Main Business	Location

ChipMOS Technologies Inc. (“ChipMOS”)	Engaged in the packaging and testing of semiconductors	R.O.C.	$4,237,982	$4,370,075	$146,108
Yann Yuan Investment Co., Ltd. (“Yann Yuan”)	Engaged in investing activities	R.O.C.	2,752,530	3,934,190	131,534
M-Universe Investments Pte. Ltd. (“MU”)	Investment company	Singapore	—	1,814,699	60,672
Hung Ching Development & Construction Co. (“HC”)	Engaged in the development, construction and leasing of real estate properties	R.O.C.	1,095,233	1,380,162	46,144
Deca Technologies Inc. (”DECA”）	Holding company and the group engaged in manufacturing, development and marketing of wafer level packaging and interconnect technology	British Cayman Islands	866,312	323,423	10,813
Hung Ching Kwan Co. (“HCK”)	Engaged in the leasing of real estate properties	R.O.C.	295,772	283,105	9,465
AMPI	Engaged in the manufacturing of integrated circuit	R.O.C.	184,134	—	—
			9,431,963	12,105,654	404,736
	Less: Deferred gain on transfer of land		300,149	300,149	10,035

			$9,131,814	$11,805,505	$394,701

2)	At each balance sheet date, the percentages of ownership held by the Group’s subsidiary were as follows:

	December 31
	2018	2019

ChipMOS	20.47%	20.48%
Yann Yuan	32.21%	32.21%
MU	—	42.23%
HC	26.22%	26.22%
DECA	22.04%	22.02%
HCK	27.31%	27.31%
AMPI	38.76%	—

Summary of Fair Values of Investments in Associates with Available Published Price Quotation
7)	Fair values (Level 1) of investments in associates with available published price quotation are summarized as follows:

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

ChipMOS	$3,886,561	$5,100,181	$170,518
HC	$1,537,307	$1,551,033	$51,857
AMPI	$369,925	$—	$—

Summary of Aggregate Information of Associates that are Not Individually Material
8)	Aggregate information of associates that are not individually material

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Net profit (loss)	$(190,532)	$147,535	$321,413	$10,746
Other comprehensive income (loss)	59,676	(613,471)	1,401,453	46,856

Total comprehensive income (loss)	$(130,856)	$(465,936)	$1,722,866	$57,602

b.	Investments in joint ventures

1)	Investments in joint ventures that were not individually material and accounted for using the equity method consisted of the following:

			Carrying Amount as of December 31
			2018	2019
		Operating	NT$	NT$	US$ (Note 4)
Name of Joint Venture	Main Business	Location

ASEEE	Engaged in the production of embedded substrate	R.O.C.	$180,494	$—	$—
SUMA-USI Electronics Co., Ltd. (“SUMA-USI”)	Engaged in the design and production of electronic products	China	—	279,702	9,351

			$180,494	$279,702	$9,351

2)	At each balance sheet date, the percentages of ownership held by the Group’s subsidiary were as follows:

	December 31
	2018	2019

ASEEE	51.00%	—
SUMA-USI	—	49.00%

Summary of Aggregate Information of the Joint Venture that is Not Individually Material
5)	Aggregate information of joint ventures that were not individually material

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of net loss and total comprehensive loss	$(184,366)	$(306,156)	$(142,306)	$(4,758)